Material Accounting Policies - Schedule of Currency Exchange Rate Used in Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Currency Exchange Rate Used in Consolidated Financial Statements [Abstract]
RM to US$ Year End	0.2474	4.4704	4.5893
RM to US$ Average Rate	0.2336	4.5606	4.568